UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment[x]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries
Institutional Investment Manager Filing this Report:
		Name:		Harbour Investment Management, LLC
		Address:	2722 Colby Ave - Suite 520
				Everett, Washington 98201
		13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Erika L. Hill, CFA
Title:	Chief Compliance Officer
Phone:	425-742-1557
Signature,			Place,		and Date of Signing:
Erika L. Hill, CFA		Everett, WA  	October 21, 2008

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934


Report Type (Check only one):
		[X] 13F HOLDINGS REPORT
		[ ] 13F NOTICE
		[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 63
Form 13F Information Table Value Total: $98,461,000

List of Other Included Managers:
No. 13F File Number
Name

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Harbour Investment Management LLC
Form 13F INFORMATION TABLE
12/31/2003


Name of	  	Title     	Cusip      Value       Shrs/   SH/   PUT/ INVST   OTHER	  VOTE AUTHORITY
Issuer		of Class		 (x$1000)	PRN Amt	PRN  CALL DSCRTN  MNGRS	SOLE  SHRD  NONE
---------------------------------------------------------------------------------------------------------
3M Company          com     	88579Y101     207      2434    SH        SOLE		2434
A T & T Wireless    com      	00209A106     487     60985    SH        SOLE		60985
Abbott Labaratories com      	002824100    1088     23354    SH        SOLE		23354
American Express    com      	025816109     290      6014    SH        SOLE		6014
American Intl Group com      	026874107    1780     26857    SH        SOLE		26857
Amgen Inc.          com      	031162100    1547     25039    SH        SOLE		25039
Bank of America     com      	060505104    1148     14272    SH        SOLE		14272
Bank of New York    com      	064057102    1430     43163    SH        SOLE		43163
BellSouth Corp.     com      	079860102     293     10364    SH        SOLE		10364
Berkshire Hathaway  com cl B 	084670207    1743       619    SH        SOLE		619
Boeing Company      com      	097023105     382      9064    SH        SOLE		9064
Bristol-Myers       com      	110122108     942     32938    SH        SOLE		32938
Cisco Systems       com      	17275R102     882     36308    SH        SOLE		36308
City Bank           com      	17770A109    1431     44036    SH        SOLE		44036
Coca-Cola Co.       com      	191216100    1313     25873    SH        SOLE		25873
Comcast             com      	20030N200     955     30519    SH        SOLE		30519
ConocoPhillips      com      	20825C104    2276     34713    SH        SOLE		34713
Costco              com      	22160k105    2645     71130    SH        SOLE		71130
Danaher             com      	235851102     354      3857    SH        SOLE		3857
Dell Inc.           com      	247025109    1409     41480    SH        SOLE		41480
Emerson Electric    com      	291011104    1564     24149    SH        SOLE		24149
Evertrust Financial com      	300412103     428     13450    SH        SOLE		13450
Exxon Mobil         com      	30231G102    2675     65248    SH        SOLE		65248
Frontier Financial  com      	35907K105    1959     59066    SH        SOLE		59066
General Electric    com      	369604103    2318     74836    SH        SOLE		74836
Hewlett-Packard Co. com      	428236103    1691     73633    SH        SOLE		73633
Home Depot          com      	437076102     817     23021    SH        SOLE		23021
Horizon Financial   com      	44041F105    1776    101450    SH        SOLE		101450
Icos Corp.          com      	449295104    1214     29410    SH        SOLE		29410
Integrated Electric com      	45811e103     125     13500    SH        SOLE		13500
Intel Corp.         com      	458140100    3601    111823    SH        SOLE		111823
Internap            com      	45885a102      65     26500    SH        SOLE		26500
Intl. Bus. Machines com      	459200101     318      3430    SH        SOLE		3430
Johnson & Johnson   com      	478160104    2357     45625    SH        SOLE		45625
Kimberly Clark      com      	494368103     777     13141    SH        SOLE		13141
Medtronic           com      	585055106     783     16104    SH        SOLE		16104
Merck               com      	589331107    2023     43783    SH        SOLE		43783
Microsoft           com      	594918104   12572    456506    SH        SOLE		456506
Mylan Labs          com      	628530107     854     33790    SH        SOLE		33790
New York Times A    com      	650111107    1530     32005    SH        SOLE		32005
Nokia Corp.         com      	654902204     209     12300    SH        SOLE		12300
Oracle Corp.        com      	68389X105     162     12300    SH        SOLE		12300
Paccar Inc.         com      	693718108    4535     53278    SH        SOLE		53278
Pepsico             com      	713448108    1789     38379    SH        SOLE		38379
Pfizer Inc.         com      	717081103    3327     94177    SH        SOLE		94177
Plum Creek Timber   com      	729251108     761     24982    SH        SOLE		24982
Procter & Gamble    com      	742718109     243      2437    SH        SOLE		2437
Royal Dutch Petr.   com      	780257804    2529     48270    SH        SOLE		48270
Safeco              com      	786429100    2387     61302    SH        SOLE		61302
SBC Communications  com      	78387G103    1163     44597    SH        SOLE		44597
Schlumberger Ltd.   com      	806857108    1003     18320    SH        SOLE		18320
Shell Trading &     com      	822703609     316      7010    SH        SOLE		7010
Starbucks           com      	855244109    1302     39385    SH        SOLE		39385
Stryker             com      	863667101     864     10158    SH        SOLE		10158
Sungard Data        com      	867363103     954     34425    SH        SOLE		34425
United Parcel       com      	911312106    1609     21580    SH        SOLE		21580
Verizon             com      	92343V104    1077     30706    SH        SOLE		30706
Walgreen            com      	931422109    2591     71232    SH        SOLE		71232
Wal-Mart Stores     com      	931142103    2656     50071    SH        SOLE		50071
Wash Banking Co.    com      	937303105     257     15805    SH        SOLE		15805
Wash Federal S & L  com      	938824109    3670    129226    SH        SOLE		129226
Wash Mutual         com      	939322103    2059     51319    SH        SOLE		51319
Wyeth               com      	983024100     949     22365    SH        SOLE		22365
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